BASIC AND DILUTED NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
BASIC AND DILUTED NET LOSS PER SHARE
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 8:-BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Six months ended
	June 30,
	2021	2022

	Unaudited

Net loss	$18,693	$27,743
Basic and diluted weighted-average number of Ordinary shares outstanding(*)	40,512,967	58,023,875
Net loss per Ordinary share, basic and diluted	$0.46	$0.48
(*)	Prior period results have been retroactively adjusted to reflect the 1 : 0.905292 stock split effected on March 7, 2022. See also note 4, shareholders’ equity (deficiency), for details.

For the six months ended June 30, 2021 and 2022, all outstanding options, warrants and Convertible preferred shares have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive. As of June 30, 2021, and 2022 the total weighted average number of shares related to outstanding preferred shares, options and warrants excluded from the calculations of diluted net loss per share were 22,956,485 and 27,571,715, respectively.

NOTE 12:-BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Year ended December 31,
	2019	2020	2021
Numerator:
Net loss attributable to Ordinary shareholders	$(8,367)	$(8,882)	$(27,271)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	33,815,448	40,274,935	40,534,697
Net loss per share attributable to ordinary shareholders, basic and diluted	(0.25)	(0.22)	(0.67)

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2019	2020	2021
Convertible preferred shares	7,229,885	13,739,186	13,739,186
Outstanding share options	4,371,668	4,724,414	6,046,769
RSU	—	—	1,031,250
Warrant to Preferred A shares	3,614,960	3,880,777	3,880,777
Warrants	8,436,578	651,067	651,067
	23,653,091	22,995,444	25,349,049